SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Mortgage Securitizations (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows Between Transferor and Transferee
Gains recognized on the securitization	$ 0
U.S. government-sponsored agency guaranteed | Citicorp
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	27,400,000,000
Contractual servicing fees received	400,000,000
Cash flows received on retained interests and other net cash flows	100,000,000
Gains recognized on the securitization	160,000,000
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Weighted average discount rate, date of sale or securitization (as a percent)	11.00%	10.10%
Weighted average constant prepayment rate, date of sale or securitization (as a percent)	6.20%	5.50%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average discount rate, transferor's continuing involvement (as a percent)	8.00%	6.90%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	14.70%	11.10%
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	2,224,000,000	2,519,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(64,000,000)	(76,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(124,000,000)	(148,000,000)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(86,000,000)	(96,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(165,000,000)	(187,000,000)
U.S. government-sponsored agency guaranteed | Citicorp | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	0.00%	0.00%
Constant prepayment rate, date of sale or securitization (as a percent)	0.00%	0.00%
Weighted average life, date of sale or securitization	0 years	0 years
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	0.00%	0.10%
Constant prepayment rate, transferor's continuing involvement (as a percent)	6.00%	6.20%
Weighted average life, transferor's continuing involvement	0 years	2 years 1 month 6 days
U.S. government-sponsored agency guaranteed | Citicorp | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	14.70%	12.40%
Constant prepayment rate, date of sale or securitization (as a percent)	23.10%	21.40%
Weighted average life, date of sale or securitization	9 years 8 months 12 days	12 years 4 months 24 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	21.20%	20.90%
Constant prepayment rate, transferor's continuing involvement (as a percent)	41.40%	30.40%
Weighted average life, transferor's continuing involvement	16 years	14 years 1 month 6 days
U.S. government-sponsored agency guaranteed | Citi Holdings
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	400,000,000	200,000,000	400,000,000
Contractual servicing fees received	100,000,000	300,000,000	400,000,000
Gains recognized on the securitization	54,000,000	20,000,000	45,000,000
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average discount rate, transferor's continuing involvement (as a percent)	13.70%	9.50%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	23.90%	20.00%
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	150,000,000	585,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(5,000,000)	(16,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(10,000,000)	(32,000,000)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(7,000,000)	(33,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(14,000,000)	(65,000,000)
U.S. government-sponsored agency guaranteed | Citi Holdings | Low end of range
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	1.90%	0.00%
Constant prepayment rate, transferor's continuing involvement (as a percent)	20.40%	9.60%
Weighted average life, transferor's continuing involvement	3 years 3 months 18 days	2 years 3 months 18 days
U.S. government-sponsored agency guaranteed | Citi Holdings | High end of range
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	19.20%	49.30%
Constant prepayment rate, transferor's continuing involvement (as a percent)	32.30%	26.20%
Weighted average life, transferor's continuing involvement	4 years 7 months 6 days	7 years 7 months 6 days
Mortgage securitizations - Non-agency-sponsored | Citicorp
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	11,800,000,000
Contractual servicing fees received	0
Cash flows received on retained interests and other net cash flows	0
Gains recognized on the securitization	53,000,000
Mortgage securitizations - Non-agency-sponsored | Citi Holdings
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	0
Contractual servicing fees received	0
Senior interests | Citicorp
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Weighted average discount rate, date of sale or securitization (as a percent)	4.20%	3.40%
Weighted average constant prepayment rate, date of sale or securitization (as a percent)	5.40%	7.20%
Weighted average anticipated net credit losses, date of sale or securitization (as a percent)	56.30%	49.30%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average discount rate, transferor's continuing involvement (as a percent)	4.90%	5.50%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	10.10%	6.40%
Weighted average anticipated credit losses, transferor's continuing involvement (as a percent)	54.60%	49.50%
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	285,000,000	293,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(5,000,000)	(6,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(9,000,000)	(11,000,000)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(1,000,000)	(1,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(2,000,000)	(2,000,000)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(2,000,000)	(2,000,000)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	(3,000,000)	(3,000,000)
Senior interests | Citicorp | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	1.40%	2.30%
Constant prepayment rate, date of sale or securitization (as a percent)	0.00%	5.40%
Anticipated net credit losses, date of sale or securitization (as a percent)	40.00%	47.20%
Weighted average life, date of sale or securitization	2 years 7 months 6 days	2 years 10 months 24 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	1.10%	0.50%
Constant prepayment rate, transferor's continuing involvement (as a percent)	2.00%	1.30%
Anticipated credit losses, transferor's continuing involvement (as a percent)	0.00%	0.10%
Weighted average life, transferor's continuing involvement	3 months 18 days	0 years
Senior interests | Citicorp | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	6.60%	4.30%
Constant prepayment rate, date of sale or securitization (as a percent)	7.00%	10.00%
Anticipated net credit losses, date of sale or securitization (as a percent)	67.10%	53.00%
Weighted average life, date of sale or securitization	11 years 1 month 6 days	9 years 8 months 12 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	17.70%	17.40%
Constant prepayment rate, transferor's continuing involvement (as a percent)	100.00%	100.00%
Anticipated credit losses, transferor's continuing involvement (as a percent)	92.40%	80.00%
Weighted average life, transferor's continuing involvement	14 years 4 months 24 days	11 years 10 months 24 days
Senior interests | Citi Holdings
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)		9.90%
Weighted average discount rate, transferor's continuing involvement (as a percent)	36.30%	9.90%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	16.60%	15.60%
Anticipated credit losses, transferor's continuing involvement (as a percent)		0.30%
Weighted average anticipated credit losses, transferor's continuing involvement (as a percent)	19.20%	0.30%
Weighted average life, transferor's continuing involvement		5 years 2 months
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	25,000,000	50,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(2,000,000)	(3,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(4,000,000)	(5,000,000)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(2,000,000)	(3,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(3,000,000)	(6,000,000)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(4,000,000)	(5,000,000)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	(7,000,000)	(11,000,000)
Senior interests | Citi Holdings | Low end of range
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	5.10%
Constant prepayment rate, transferor's continuing involvement (as a percent)	6.70%	12.30%
Anticipated credit losses, transferor's continuing involvement (as a percent)	0.30%
Weighted average life, transferor's continuing involvement	3 years 10 months 24 days
Senior interests | Citi Holdings | High end of range
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	47.10%
Constant prepayment rate, transferor's continuing involvement (as a percent)	20.00%	27.30%
Anticipated credit losses, transferor's continuing involvement (as a percent)	73.70%
Weighted average life, transferor's continuing involvement	6 years 4 months 24 days
Subordinated interests | Citicorp
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Weighted average discount rate, date of sale or securitization (as a percent)	7.80%	7.80%
Weighted average constant prepayment rate, date of sale or securitization (as a percent)	3.20%	7.50%
Weighted average anticipated net credit losses, date of sale or securitization (as a percent)	43.10%	49.20%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Weighted average discount rate, transferor's continuing involvement (as a percent)	8.20%	11.20%
Weighted average constant prepayment rate, transferor's continuing involvement (as a percent)	7.20%	7.40%
Weighted average anticipated credit losses, transferor's continuing involvement (as a percent)	52.50%	52.80%
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	554,000,000	429,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(30,000,000)	(25,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(57,000,000)	(48,000,000)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(9,000,000)	(7,000,000)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(18,000,000)	(14,000,000)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(9,000,000)	(7,000,000)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	(16,000,000)	(14,000,000)
Subordinated interests | Citicorp | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	2.60%	0.10%
Constant prepayment rate, date of sale or securitization (as a percent)	0.50%	0.10%
Anticipated net credit losses, date of sale or securitization (as a percent)	8.90%	0.10%
Weighted average life, date of sale or securitization	3 years	2 years 6 months
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	1.30%	2.10%
Constant prepayment rate, transferor's continuing involvement (as a percent)	0.50%	1.40%
Anticipated credit losses, transferor's continuing involvement (as a percent)	13.70%	25.50%
Weighted average life, transferor's continuing involvement	0 years	0 years
Subordinated interests | Citicorp | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	9.10%	19.20%
Constant prepayment rate, date of sale or securitization (as a percent)	8.90%	11.20%
Anticipated net credit losses, date of sale or securitization (as a percent)	58.50%	89.00%
Weighted average life, date of sale or securitization	14 years 6 months	16 years 6 months
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate, transferor's continuing involvement (as a percent)	19.60%	19.60%
Constant prepayment rate, transferor's continuing involvement (as a percent)	16.20%	23.10%
Anticipated credit losses, transferor's continuing involvement (as a percent)	83.80%	81.90%
Weighted average life, transferor's continuing involvement	24 years 4 months 24 days	26 years
Agency and non-agency | Citicorp
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations		72,500,000,000	56,500,000,000
Contractual servicing fees received		400,000,000	500,000,000
Cash flows received on retained interests and other net cash flows		100,000,000	100,000,000
Gains recognized on the securitization		203,000,000	30,000,000
Collateralized debt obligations (CDOs) | Citi Holdings
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	6,000,000	19,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(1,000,000)	(1,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(2,000,000)	(2,000,000)
Collateralized debt obligations (CDOs) | Citi Holdings | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	44.70%	44.30%
Collateralized debt obligations (CDOs) | Citi Holdings | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	49.20%	48.70%
Collateralized loan obligations (CLOs) | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	1.40%	1.50%
Collateralized loan obligations (CLOs) | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	1.60%	1.60%
Collateralized loan obligations (CLOs) | Citicorp
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	1,539,000,000	1,333,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate	(9,000,000)	(7,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(18,000,000)	(14,000,000)
Collateralized loan obligations (CLOs) | Citi Holdings
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	10,000,000	31,000,000
Collateralized loan obligations (CLOs) | Citi Holdings | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	4.50%	4.50%
Collateralized loan obligations (CLOs) | Citi Holdings | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)	5.00%	5.00%
Asset-backed securities | Citicorp
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	500,000,000	500,000,000	0
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate, date of sale or securitization (as a percent)		3.00%
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests		1,316,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate		(11,000,000)
Carrying value of retained interests, impact of 20% adverse change in discount rate		(23,000,000)
Asset-backed securities | Citi Holdings
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests		95,000,000
Carrying value of retained interests, impact of 10% adverse change in discount rate		0
Carrying value of retained interests, impact of 20% adverse change in discount rate		$ 0